UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Address of principal executive offices) (Zip code)

Julietta Martikyan

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105
(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

PRIMECAP Odyssey Stock Fund
POSKX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund (the “Fund”) for the period of  November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Stock Fund	$33	0.67%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,231,219,298
Number of Holdings	140
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2025)

Top 10 Issuers	(%)
Eli Lilly & Co.	8.7%
AstraZeneca PLC	4.6%
AECOM	3.4%
KLA Corp.	3.1%
Microsoft Corp.	2.9%
Siemens AG	2.9%
Flex Ltd.	2.8%
Sony Group Corp.	2.6%
Amgen, Inc.	2.4%
FedEx Corp.	2.3%

Top Sectors	(%)
Health Care	25.3%
Information Technology	21.9%
Industrials	20.7%
Financials	10.9%
Consumer Discretionary	9.1%
Communication Services	3.4%
Consumer Staples	2.2%
Energy	2.1%
Materials	1.5%
Cash & Other	2.9%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.
PRIMECAP Odyssey Stock Fund	PAGE 1	TSR-SAR-74160Q301

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature.

PRIMECAP Odyssey Stock Fund	PAGE 2	TSR-SAR-74160Q301

PRIMECAP Odyssey Growth Fund
POGRX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund (the “Fund”) for the period of  November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature. You can also request this information by contacting us at  1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Growth Fund	$32	0.66%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,417,955,180
Number of Holdings	177
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2025)

Top 10 Issuers	(%)
Eli Lilly & Co.	7.8%
BeiGene Ltd.	3.8%
Alphabet, Inc. - Class A & C	3.6%
Micron Technology, Inc.	3.0%
Alibaba Group Holding Ltd.	2.8%
Rhythm Pharmaceuticals, Inc.	2.3%
Xometry, Inc.	2.2%
Microsoft Corp.	2.2%
AECOM	2.2%
Flex Ltd.	2.2%

Top Sectors	(%)
Health Care	30.3%
Information Technology	22.0%
Industrials	16.7%
Consumer Discretionary	9.3%
Financials	8.4%
Communication Services	7.2%
Consumer Staples	1.7%
Energy	1.4%
Materials	0.5%
Cash & Other	2.5%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.
PRIMECAP Odyssey Growth Fund	PAGE 1	TSR-SAR-74160Q103

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature.

PRIMECAP Odyssey Growth Fund	PAGE 2	TSR-SAR-74160Q103

PRIMECAP Odyssey Aggressive Growth Fund
POAGX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund (the “Fund”) for the period of  November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Aggressive Growth Fund	$32	0.65%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,802,529,051
Number of Holdings	193
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2025)

Top 10 Issuers	(%)
Eli Lilly & Co.	5.2%
Rhythm Pharmaceuticals, Inc.	4.3%
Micron Technology, Inc.	3.5%
Sony Group Corp.	3.0%
BeiGene Ltd.	3.0%
Alibaba Group Holding Ltd.	2.5%
Alphabet, Inc. - Class A & C	2.4%
Flex Ltd.	2.3%
AECOM	2.2%
MarketAxess Holdings, Inc.	2.1%

Top Sectors	(%)
Health Care	28.1%
Information Technology	25.7%
Industrials	13.3%
Consumer Discretionary	12.8%
Communication Services	6.4%
Financials	5.9%
Materials	0.8%
Consumer Staples	0.8%
Energy	0.6%
Real Estate	0.1%
Cash & Other	5.5%
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-729-2307, or contact your financial intermediary. Your request will be implemented within 30 days.
PRIMECAP Odyssey Aggressive Growth Fund	PAGE 1	TSR-SAR-74160Q202

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature.

PRIMECAP Odyssey Aggressive Growth Fund	PAGE 2	TSR-SAR-74160Q202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PRIMECAP Odyssey Stock Fund
PRIMECAP Odyssey Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund
Core Financial Statements
April 30, 2025

PRIMECAP ODYSSEY STOCK FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 3.4%
Alphabet, Inc. - Class A	227,940	$36,196,872
Alphabet, Inc. - Class C	203,670	32,768,467
Comcast Corp. - Class A	137,300	4,695,660
Meta Platforms, Inc. - Class A	35,200	19,324,800
Nintendo Co. Ltd. - JPY	295,700	24,549,016
Walt Disney Co. (The)	293,400	26,684,730
		144,219,545
Consumer Discretionary - 9.1%
Bath & Body Works, Inc.	43,610	1,330,541
Burlington Stores, Inc.(a)	14,800	3,330,592
Capri Holdings Ltd.(a)	359,730	5,410,339
CarMax, Inc.(a)	433,100	28,008,577
Carnival Corp.(a)	924,500	16,955,330
eBay, Inc.	137,820	9,393,811
Mattel, Inc.(a)	2,451,040	38,947,026
Murphy USA, Inc.	4,400	2,193,708
Newell Brands, Inc.	1,625,000	7,767,500
NIKE, Inc. - Class B	118,400	6,677,760
Ross Stores, Inc.	582,750	81,002,250
Royal Caribbean Cruises Ltd.	121,650	26,143,801
Sony Group Corp. - ADR	4,310,425	112,071,050
TJX Cos., Inc. (The)	122,700	15,789,036
Whirlpool Corp.	405,999	30,969,604
		385,990,925
Consumer Staples - 2.2%
Altria Group, Inc.	43,300	2,561,195
BJ’s Wholesale Club Holdings, Inc.(a)	197,820	23,255,719
Dollar Tree, Inc.(a)	359,500	29,396,315
Philip Morris International, Inc.	18,600	3,187,296
Sysco Corp.	247,246	17,653,365
Tyson Foods, Inc. - Class A	112,000	6,858,880
US Foods Holding Corp.(a)	154,500	10,144,470
		93,057,240
Energy - 2.1%
Cameco Corp.	96,200	4,343,430
ConocoPhillips	206,600	18,412,192
EOG Resources, Inc.	140,800	15,534,464
Expand Energy Corp.	64,650	6,717,135
Hess Corp.	302,390	39,023,430
TechnipFMC PLC	131,000	3,690,270
Transocean Ltd.(a)	550,000	1,171,500
		88,892,421
Financials - 10.9%
Bank of America Corp.	503,700	20,087,556
Bank of New York Mellon Corp. (The)	99,000	7,960,590
Charles Schwab Corp. (The)	183,500	14,936,900
Citigroup, Inc.	444,300	30,381,234
CME Group, Inc. - Class A	196,800	54,529,344

	Shares	Value
Comerica, Inc.	543,700	$29,223,875
Discover Financial Services	46,140	8,428,394
Evercore, Inc. - Class A	8,750	1,796,287
Fidelity National Information Services, Inc.	35,600	2,808,128
JPMorgan Chase & Co.	264,400	64,677,528
Northern Trust Corp.	479,310	45,045,554
PayPal Holdings, Inc.(a)	278,500	18,336,440
Progressive Corp. (The)	44,530	12,545,882
Raymond James Financial, Inc.	408,300	55,953,432
Visa, Inc. - Class A	111,560	38,543,980
Wells Fargo & Co.	762,518	54,146,403
WEX, Inc.(a)	15,100	1,968,587
		461,370,114
Health Care - 25.3%
Abbott Laboratories	52,340	6,843,455
Agilent Technologies, Inc.	194,670	20,946,492
Alcon, Inc.	42,690	4,166,971
Amgen, Inc.	351,090	102,139,103
AstraZeneca PLC - ADR	2,691,660	193,234,271
Biogen, Inc.(a)	578,944	70,098,540
Boston Scientific Corp.(a)	279,800	28,783,026
Bristol-Myers Squibb Co.	1,141,530	57,304,806
CVS Health Corp.	130,850	8,729,003
Elanco Animal Health, Inc.(a)	3,129,941	29,671,841
Eli Lilly & Co.	411,273	369,713,863
GRAIL, Inc.(a)	7,834	270,234
GSK PLC - ADR	1,146,850	45,701,973
Illumina, Inc.(a)	76,600	5,944,160
LivaNova PLC(a)	174,390	6,452,430
Merck & Co., Inc.	44,600	3,799,920
Novartis AG - ADR	242,490	27,520,190
Revvity, Inc.	139,210	13,006,390
Sanofi SA - ADR	68,300	3,753,085
Siemens Healthineers AG - EUR	92,660	4,995,052
Stryker Corp.	12,500	4,674,000
Thermo Fisher Scientific, Inc.	79,440	34,079,760
Waters Corp.(a)	4,480	1,557,830
Zimmer Biomet Holdings, Inc.	263,050	27,107,303
		1,070,493,698
Industrials - 20.7%
AECOM	1,449,700	143,012,905
Airbus SE - EUR	212,951	36,135,746
Alaska Air Group, Inc.(a)	53,550	2,370,658
Amentum Holdings, Inc.(a)	1,311,800	28,623,476
American Airlines Group, Inc.(a)	2,470,150	24,577,993
AMETEK, Inc.	15,500	2,628,490
Carrier Global Corp.	108,602	6,791,969
Caterpillar, Inc.	23,440	7,249,289
Curtiss-Wright Corp.	149,430	51,536,913
Delta Air Lines, Inc.	872,150	36,307,605
FedEx Corp.	458,735	96,485,733
General Dynamics Corp.	19,670	5,352,600

The accompanying notes are an integral part of these financial statements.

1

PRIMECAP ODYSSEY STOCK FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
GXO Logistics, Inc.(a)	66,700	$2,417,208
Jacobs Solutions, Inc.	283,310	35,073,778
JELD-WEN Holding, Inc.(a)	240,000	1,324,800
Kirby Corp.(a)	227,200	21,895,264
Knight-Swift Transportation Holdings, Inc.	35,000	1,370,950
L3Harris Technologies, Inc.	23,100	5,082,462
Moog, Inc. - Class A	121,400	20,304,150
Nextracker, Inc. - Class A(a)	658,268	26,732,263
Norfolk Southern Corp.	75,600	16,938,180
Otis Worldwide Corp.	25,881	2,491,564
Parsons Corp.(a)	75,800	5,067,988
Rockwell Automation, Inc.	14,220	3,522,010
RTX Corp.	7,962	1,004,247
RXO, Inc.(a)	89,100	1,255,419
Saia, Inc.(a)	8,700	2,122,800
Siemens AG - EUR	528,673	121,732,858
Southwest Airlines Co.	2,144,180	59,951,273
Union Pacific Corp.	19,500	4,205,370
United Airlines Holdings, Inc.(a)	990,920	68,195,114
United Parcel Service, Inc. - Class B	161,500	15,390,950
XPO, Inc.(a)	157,200	16,682,064
		873,834,089
Information Technology - 21.9%
Adobe, Inc.(a)	75,490	28,307,240
Analog Devices, Inc.	153,090	29,840,303
Apple, Inc.	9,500	2,018,750
Applied Materials, Inc.	331,750	49,998,042
Corning, Inc.	238,098	10,566,789
Flex Ltd.(a)	3,450,239	118,481,207
Hewlett Packard Enterprise Co.	2,533,460	41,092,721
HP, Inc.	1,149,690	29,397,573
Infineon Technologies AG - EUR	311,000	10,301,256
Intel Corp.	4,079,860	82,005,186
Jabil, Inc.	55,000	8,060,800
Keysight Technologies, Inc.(a)	75,910	11,037,314
KLA Corp.	188,060	132,147,881
L.M. Ericsson Telephone Co. - ADR	4,471,530	36,845,407
Microsoft Corp.	308,250	121,838,895
NetApp, Inc.	420,970	37,782,058
NVIDIA Corp.	103,390	11,261,239
Oracle Corp.	468,980	65,994,866
QUALCOMM, Inc.	157,847	23,433,966
Seagate Technology Holdings PLC	200,000	18,206,000
Teradyne, Inc.	92,100	6,834,741
Texas Instruments, Inc.	328,500	52,576,425
		928,028,659

	Shares	Value
Materials - 1.5%
Albemarle Corp.	243,090	$14,232,920
Corteva, Inc.	97,750	6,059,522
Dow, Inc.	108,160	3,308,614
DuPont de Nemours, Inc.	118,810	7,840,272
FMC Corp.	76,500	3,206,880
Freeport-McMoRan, Inc.	265,000	9,547,950
Glencore PLC - GBP	4,428,738	14,520,596
Tronox Holdings PLC	596,500	3,227,065
		61,943,819
TOTAL COMMON STOCKS (Cost $1,990,195,753)		4,107,830,510
SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 4.15%(b)	121,220,022	121,220,022
TOTAL SHORT-TERM INVESTMENTS (Cost $121,220,022)		121,220,022
TOTAL INVESTMENTS - 99.9% (Cost $2,111,415,775)		$4,229,050,532
Other Assets in Excess of Liabilities - 0.1%		2,168,766
TOTAL NET ASSETS - 100.0%		$4,231,219,298

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
ADR - American Depositary Receipt
CHF - Swiss Francs
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

PRIMECAP ODYSSEY GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 7.2%
Alphabet, Inc. - Class A	530,930	$84,311,684
Alphabet, Inc. - Class C	477,980	76,902,202
Baidu, Inc. - ADR(a)	606,290	53,244,388
IMAX Corp.(a)	244,000	5,936,520
Live Nation Entertainment, Inc.(a)	32,410	4,292,705
Meta Platforms, Inc. - Class A	27,500	15,097,500
Netflix, Inc.(a)	4,300	4,866,396
Nintendo Co. Ltd. - JPY	461,800	38,338,640
Shutterstock, Inc.	8,289	132,292
Spotify Technology SA(a)	6,900	4,236,462
Trade Desk, Inc. (The) - Class A(a)	37,800	2,027,214
Universal Music Group N.V. - EUR	211,874	6,230,250
Walt Disney Co. (The)	252,300	22,946,685
		318,562,938
Consumer Discretionary - 9.3%
Alibaba Group Holding Ltd. - ADR	1,029,480	122,950,796
Amazon.com, Inc.(a)	59,450	10,963,769
Burlington Stores, Inc.(a)	25,000	5,626,000
Capri Holdings Ltd.(a)	181,900	2,735,776
CarMax, Inc.(a)	494,550	31,982,548
Carnival Corp.(a)	95,900	1,758,806
Carvana Co.(a)	33,600	8,210,160
DoorDash, Inc. - Class A(a)	13,400	2,584,726
eBay, Inc.	69,460	4,734,394
Entain PLC - GBP	400,000	3,419,547
Flutter Entertainment PLC(a)	50,977	12,284,947
Lucky Strike Entertainment Corp. - Class A	282,100	2,651,740
Marriott International, Inc. - Class A	21,300	5,081,754
Mattel, Inc.(a)	1,718,620	27,308,872
McDonald’s Corp.	5,800	1,853,970
Norwegian Cruise Line Holdings Ltd.(a)	242,300	3,884,069
Ollie’s Bargain Outlet Holdings, Inc.(a)	43,400	4,605,174
Ross Stores, Inc.	70,470	9,795,330
Royal Caribbean Cruises Ltd.	116,571	25,052,274
Sony Group Corp. - ADR	2,342,275	60,899,150
Tapestry, Inc.	8,700	614,655
Tesla, Inc.(a)	184,330	52,010,553
TJX Cos., Inc. (The)	51,400	6,614,152
Viking Holdings Ltd.(a)	56,700	2,326,401
		409,949,563
Consumer Staples - 1.7%
Altria Group, Inc.	17,600	1,041,040
BellRing Brands, Inc.(a)	63,900	4,929,246
BJ’s Wholesale Club Holdings, Inc.(a)	85,850	10,092,526
Casey’s General Stores, Inc.	7,500	3,469,425
Dollar Tree, Inc.(a)	262,700	21,480,979
e.l.f. Beauty, Inc.(a)	46,860	2,899,228
Performance Food Group Co.(a)	310,100	25,012,666

	Shares	Value
Philip Morris International, Inc.	24,300	$4,164,048
US Foods Holding Corp.(a)	18,800	1,234,408
		74,323,566
Energy - 1.4%
ConocoPhillips	186,100	16,585,232
Coterra Energy, Inc.	90,000	2,210,400
EOG Resources, Inc.	56,900	6,277,777
Expand Energy Corp.	29,000	3,013,100
Exxon Mobil Corp.	72,670	7,676,132
Hess Corp.	201,021	25,941,760
Schlumberger Ltd.	48,500	1,612,625
		63,317,026
Financials - 8.4%
Bank of America Corp.	108,300	4,319,004
Charles Schwab Corp. (The)	829,893	67,553,290
Citigroup, Inc.	234,600	16,041,948
CME Group, Inc. - Class A	98,900	27,403,212
Discover Financial Services	20,040	3,660,707
Evercore, Inc. - Class A	16,940	3,477,612
JPMorgan Chase & Co.	42,700	10,445,274
MarketAxess Holdings, Inc.	121,142	26,843,856
Mastercard, Inc. - Class A	3,900	2,137,434
Northern Trust Corp.	341,940	32,135,521
PayPal Holdings, Inc.(a)	215,600	14,195,104
Raymond James Financial, Inc.	547,090	74,973,214
Tradeweb Markets, Inc. - Class A	139,200	19,251,360
Visa, Inc. - Class A	142,850	49,354,675
Wells Fargo & Co.	271,675	19,291,642
		371,083,853
Health Care - 30.3%
Agilent Technologies, Inc.	36,830	3,962,908
Alcon, Inc.	43,330	4,229,441
Alkermes PLC(a)	191,700	5,515,209
Amgen, Inc.	222,190	64,639,515
AstraZeneca PLC - ADR	1,314,250	94,350,008
BeiGene Ltd. - ADR(a)	651,737	169,327,790
Biogen, Inc.(a)	641,895	77,720,647
BioMarin Pharmaceutical, Inc.(a)	1,151,116	73,314,578
BioNTech SE - ADR(a)	365,300	38,045,995
Boston Scientific Corp.(a)	771,780	79,393,009
Bridgebio Pharma, Inc.(a)	87,500	3,356,500
Bristol-Myers Squibb Co.	762,090	38,256,918
CVS Health Corp.	113,210	7,552,239
Edwards Lifesciences Corp.(a)	18,700	1,411,663
Elanco Animal Health, Inc.(a)	3,460,701	32,807,446
Eli Lilly & Co.	381,678	343,109,438
Glaukos Corp.(a)	26,800	2,525,900
GRAIL, Inc.(a)	16,116	555,921
GSK PLC - ADR	868,700	34,617,695
Illumina, Inc.(a)	58,300	4,524,080
Insulet Corp.(a)	137,397	34,663,889
IQVIA Holdings, Inc.(a)	19,910	3,087,444

The accompanying notes are an integral part of these financial statements.

3

PRIMECAP ODYSSEY GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
LivaNova PLC(a)	527,250	$19,508,250
Merck & Co., Inc.	10,300	877,560
Nektar Therapeutics(a)	1,187,456	944,621
Neurocrine Biosciences, Inc.(a)	64,960	6,995,542
Novartis AG - ADR	34,530	3,918,810
OraSure Technologies, Inc.(a)	79,800	238,602
QIAGEN N.V. - EUR(a)	86,866	3,727,909
Revvity, Inc.	89,830	8,392,817
Rhythm Pharmaceuticals, Inc.(a)	1,568,822	102,271,506
Siemens Healthineers AG - EUR	47,590	2,565,449
Stryker Corp.	8,000	2,991,360
Thermo Fisher Scientific, Inc.	32,900	14,114,100
Waters Corp.(a)	4,000	1,390,920
Xencor, Inc.(a)	3,075,260	33,889,365
Zimmer Biomet Holdings, Inc.	175,620	18,097,641
		1,336,892,685
Industrials - 16.7%
AECOM	977,752	96,455,235
Airbus SE - EUR	148,771	25,245,015
Amentum Holdings, Inc.(a)	584,244	12,748,204
American Airlines Group, Inc.(a)	3,068,001	30,526,610
Carrier Global Corp.	33,600	2,101,344
Chart Industries, Inc.(a)	24,000	3,239,520
Curtiss-Wright Corp.	91,770	31,650,555
Delta Air Lines, Inc.	1,020,700	42,491,741
FedEx Corp.	136,500	28,710,045
General Dynamics Corp.	15,950	4,340,314
IDEX Corp.	33,310	5,794,941
J.B. Hunt Transport Services, Inc.	47,400	6,189,492
Jacobs Solutions, Inc.	469,054	58,068,885
JetBlue Airways Corp.(a)	105,300	459,108
Lyft, Inc. - Class A(a)	343,806	4,263,194
Nextracker, Inc. - Class A(a)	708,284	28,763,413
Norfolk Southern Corp.	22,500	5,041,125
Saia, Inc.(a)	10,800	2,635,200
Siemens AG - EUR	384,845	88,614,856
Southwest Airlines Co.	2,101,270	58,751,509
Stratasys Ltd.(a)	87,800	828,832
Textron, Inc.	75,580	5,318,565
TransDigm Group, Inc.	14,100	19,924,287
Uber Technologies, Inc.(a)	84,500	6,845,345
Union Pacific Corp.	9,600	2,070,336
United Airlines Holdings, Inc.(a)	990,140	68,141,435
Xometry, Inc. - Class A(a)(b)	3,865,552	99,112,753
		738,331,859
Information Technology - 22.0%
Adobe, Inc.(a)	88,900	33,335,722
Analog Devices, Inc.	127,200	24,793,824
Applied Materials, Inc.	108,500	16,352,035
AppLovin Corp. - Class A(a)	67,900	18,286,149
Arm Holdings PLC - ADR(a)	22,440	2,559,282

	Shares	Value
ASML Holding N.V. - ADR	26,300	$17,570,504
Autodesk, Inc.(a)	3,000	822,750
Broadcom, Inc.	19,920	3,834,003
Dell Technologies, Inc. - Class C	28,690	2,632,594
Descartes Systems Group, Inc. (The)(a)	83,200	8,768,448
Flex Ltd.(a)	2,778,839	95,425,331
FormFactor, Inc.(a)	454,418	12,787,323
Hewlett Packard Enterprise Co.	1,183,450	19,195,559
HP, Inc.	374,876	9,585,579
Intel Corp.	3,146,080	63,236,208
Intuit, Inc.	3,500	2,196,145
Jabil, Inc.	315,900	46,298,304
Keysight Technologies, Inc.(a)	11,180	1,625,572
KLA Corp.	119,434	83,925,077
L.M. Ericsson Telephone Co. - ADR	1,288,800	10,619,712
Marvell Technology, Inc.	160,700	9,380,059
MaxLinear, Inc.(a)	198,310	1,981,117
Micron Technology, Inc.	1,717,126	132,132,846
Microsoft Corp.	249,380	98,569,939
MongoDB, Inc.(a)	80,965	13,939,744
NetApp, Inc.	191,811	17,215,037
Nutanix, Inc. - Class A(a)	234,730	16,125,951
NVIDIA Corp.	605,000	65,896,600
Okta, Inc. - Class A(a)	18,500	2,074,960
Oracle Corp.	192,700	27,116,744
OSI Systems, Inc.(a)	88,700	18,160,438
Palo Alto Networks, Inc.(a)	43,930	8,211,835
RingCentral, Inc. - Class A(a)	58,900	1,501,950
Salesforce, Inc.	37,400	10,049,754
Teradyne, Inc.	37,010	2,746,512
Texas Instruments, Inc.	216,545	34,658,027
Trimble, Inc.(a)	249,000	15,472,860
Universal Display Corp.	156,919	19,713,734
Wolfspeed, Inc.(a)	726,200	2,578,010
		971,376,238
Materials - 0.5%
Albemarle Corp.	199,970	11,708,244
Ivanhoe Mines Ltd. - Class A - CAD(a)	600,000	5,327,143
Linde PLC	10,900	4,940,207
		21,975,594
TOTAL COMMON STOCKS (Cost $2,053,625,617)		4,305,813,322
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29)(a)(c)(d)	387,250	394,995
Epizyme, Inc. - CVR (Expiration Date 1/1/28)(a)(c)(d)	4,207,543	84,151
Total Health Care		479,146
TOTAL RIGHTS (Cost $0)		479,146

The accompanying notes are an integral part of these financial statements.

4

PRIMECAP ODYSSEY GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 4.15%(e)	115,989,374	$115,989,374
TOTAL SHORT-TERM INVESTMENTS (Cost $115,989,374)		115,989,374
TOTAL INVESTMENTS - 100.1% (Cost $2,169,614,991)		$4,422,281,842
Liabilities in Excess of Other Assets - (0.1)%		(4,326,662)
TOTAL NET ASSETS - 100.0%		$4,417,955,180

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $479,146 or 0.0% of net assets as of April 30, 2025. (Note 4)

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Communication Services - 6.4%
Alphabet, Inc. - Class A	565,350	$89,777,580
Alphabet, Inc. - Class C	310,340	49,930,603
Baidu, Inc. - ADR(a)	1,016,720	89,288,350
Electronic Arts, Inc.	33,500	4,860,515
Ibotta, Inc. - Class A(a)	41,890	2,044,232
IMAX Corp.(a)	432,300	10,517,859
Live Nation Entertainment, Inc.(a)	55,990	7,415,876
Meta Platforms, Inc. - Class A	41,400	22,728,600
Netflix, Inc.(a)	16,100	18,220,692
Pinterest, Inc. - Class A(a)	992,350	25,126,302
Sphere Entertainment Co.(a)	387,213	10,551,554
Take-Two Interactive Software, Inc.(a)	25,290	5,900,663
T-Mobile US, Inc.	68,430	16,898,788
Trade Desk, Inc. (The) - Class A(a)	17,600	943,888
WildBrain Ltd. - CAD(a)	3,658,900	4,538,459
ZoomInfo Technologies, Inc.(a)	1,274,207	10,907,212
		369,651,173
Consumer Discretionary - 12.8%
Alibaba Group Holding Ltd. - ADR	1,217,000	145,346,310
Amazon.com, Inc.(a)	241,450	44,528,209
Boot Barn Holdings, Inc.(a)	53,000	5,530,020
Burlington Stores, Inc.(a)	56,100	12,624,744
Capri Holdings Ltd.(a)	366,577	5,513,318
CarMax, Inc.(a)	539,700	34,902,399
Carvana Co.(a)	39,900	9,749,565
Deckers Outdoor Corp.(a)	4,100	454,403
Duolingo, Inc.(a)	4,000	1,557,920
eBay, Inc.	171,800	11,709,888
Entain PLC - GBP	2,092,333	17,887,077
Etsy, Inc.(a)	14,200	617,416
Flutter Entertainment PLC(a)	41,700	10,049,283
GrowGeneration Corp.(a)	377,300	441,441
Mobileye Global, Inc. - Class A(a)	431,690	6,294,040
Norwegian Cruise Line Holdings Ltd.(a)	820,400	13,151,012
Ollie’s Bargain Outlet Holdings, Inc.(a)	115,060	12,209,017
Restaurant Brands International, Inc.	20,000	1,288,000
Rivian Automotive, Inc. - Class A(a)	15,000	204,900
Royal Caribbean Cruises Ltd.	231,300	49,708,683
Savers Value Village, Inc.(a)	407,100	3,904,089
Sony Group Corp. - ADR	6,701,760	174,245,760
Tapestry, Inc.	64,200	4,535,730
Tesla, Inc.(a)	399,280	112,660,845
Ulta Beauty, Inc.(a)	19,500	7,714,980
XPeng, Inc. - ADR(a)	2,954,210	54,948,306
		741,777,355

	Shares	Value
Consumer Staples - 0.8%
BellRing Brands, Inc.(a)	125,938	$9,714,857
e.l.f. Beauty, Inc.(a)	108,915	6,738,571
Performance Food Group Co.(a)	351,300	28,335,858
		44,789,286
Energy - 0.6%
Coterra Energy, Inc.	322,350	7,916,916
EOG Resources, Inc.	94,100	10,382,053
New Fortress Energy, Inc.	3,121,900	16,951,917
Transocean Ltd.(a)	653,000	1,390,890
		36,641,776
Financials - 5.9%
CME Group, Inc. - Class A	183,471	50,836,144
Discover Financial Services	119,373	21,805,866
Flywire Corp.(a)	1,552,900	14,612,789
Galaxy Digital Holdings Ltd. - CAD(a)	116,700	1,855,552
LPL Financial Holdings, Inc.	16,000	5,116,640
MarketAxess Holdings, Inc.	551,220	122,144,840
Marqeta, Inc. - Class A(a)	218,000	911,240
Morgan Stanley	195,733	22,591,503
NMI Holdings, Inc. - Class A(a)	329,500	11,918,015
Progressive Corp. (The)	73,330	20,659,994
Tradeweb Markets, Inc. - Class A	486,800	67,324,440
WEX, Inc.(a)	12,500	1,629,625
		341,406,648
Health Care - 28.1%
10X Genomics, Inc. - Class A(a)	10,000	82,700
Accuray, Inc.(a)	127,500	197,625
Alkermes PLC(a)	797,800	22,952,706
Allogene Therapeutics, Inc.(a)	1,785,270	2,999,254
Amicus Therapeutics, Inc.(a)	898,800	6,902,784
BeiGene Ltd. - ADR(a)	668,347	173,643,234
Biogen, Inc.(a)	839,990	101,705,989
BioMarin Pharmaceutical, Inc.(a)	1,783,010	113,559,907
BioNTech SE - ADR(a)	1,024,276	106,678,345
Boston Scientific Corp.(a)	509,810	52,444,155
Bridgebio Pharma, Inc.(a)	432,200	16,579,192
Cerus Corp.(a)	1,453,000	1,917,960
Charles River Laboratories International, Inc.(a)	13,750	1,631,025
Edwards Lifesciences Corp.(a)	93,000	7,020,570
Elanco Animal Health, Inc.(a)	626,992	5,943,884
Eli Lilly & Co.	332,594	298,985,376
Exact Sciences Corp.(a)	437,600	19,972,064
Galapagos N.V. - ADR(a)	100,200	2,697,384
Glaukos Corp.(a)	799,305	75,334,496
Globus Medical, Inc. - Class A(a)	31,750	2,278,697
GRAIL, Inc.(a)	1,454,919	50,187,431
Health Catalyst, Inc.(a)	1,681,170	6,640,621
Illumina, Inc.(a)	173,810	13,487,656
Immunocore Holdings PLC - ADR(a)	749,530	22,560,853

The accompanying notes are an integral part of these financial statements.

6

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Immunome, Inc.(a)	3,076,700	$27,044,193
Insulet Corp.(a)	256,516	64,716,422
LivaNova PLC(a)	905,150	33,490,550
Mural Oncology PLC(a)	44,460	116,930
Nektar Therapeutics(a)	3,107,176	2,471,759
Nurix Therapeutics, Inc.(a)	214,000	2,467,420
OraSure Technologies, Inc.(a)	233,300	697,567
Penumbra, Inc.(a)	12,100	3,543,364
PolyPeptide Group AG - CHF(a)	721,910	16,727,271
Pulmonx Corp.(a)(b)	3,664,401	17,699,057
QIAGEN N.V. - EUR(a)	148,610	6,377,692
Repligen Corp.(a)	2,250	310,478
Rhythm Pharmaceuticals, Inc.(a)(b)	3,784,932	246,739,717
Roche Holding AG - CHF	47,005	15,370,001
Standard BioTools, Inc.(a)	305,800	339,438
Wave Life Sciences Ltd.(a)	2,430,320	18,762,070
Xencor, Inc.(a)(b)	6,039,857	66,559,224
Zentalis Pharmaceuticals, Inc.(a)	831,400	1,180,588
		1,631,017,649
Industrials - 13.3%
AECOM	1,305,310	128,768,832
Alaska Air Group, Inc.(a)	362,400	16,043,448
Allegiant Travel Co.	25,100	1,177,943
Amentum Holdings, Inc.(a)	860,460	18,775,237
American Airlines Group, Inc.(a)	5,271,200	52,448,440
Array Technologies, Inc.(a)	837,900	4,005,162
Axon Enterprise, Inc.(a)	27,150	16,651,095
Chart Industries, Inc.(a)	43,300	5,844,634
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR(a)	41,000	150,880
Curtiss-Wright Corp.	149,520	51,567,953
Delta Air Lines, Inc.	1,829,497	76,161,960
FedEx Corp.	33,500	7,046,055
Frontier Group Holdings, Inc.(a)	700,900	2,088,682
GFL Environmental, Inc.	276,300	13,787,370
Gibraltar Industries, Inc.(a)	95,600	5,062,020
Griffon Corp.	219,500	14,950,145
Jacobs Solutions, Inc.	610,990	75,640,562
JetBlue Airways Corp.(a)	1,125,400	4,906,744
Li-Cycle Holdings Corp.(a)	98,200	28,969
Lyft, Inc. - Class A(a)	553,270	6,860,548
Nextracker, Inc. - Class A(a)	916,204	37,207,044
NN, Inc.(a)	266,400	535,464
Ryanair Holdings PLC - ADR	43,400	2,077,124
Southwest Airlines Co.	1,533,060	42,864,358
Stratasys Ltd.(a)	186,000	1,755,840
Sun Country Airlines Holdings, Inc.(a)	46,815	458,787
TransDigm Group, Inc.	28,750	40,625,762
Uber Technologies, Inc.(a)	301,400	24,416,414
United Airlines Holdings, Inc.(a)	1,474,930	101,504,683

	Shares	Value
VSE Corp.	108,700	$12,448,324
WillScot Holdings Corp.	143,000	3,592,160
XPO, Inc.(a)	40,000	4,244,800
		773,697,439
Information Technology - 25.7%
Adobe, Inc.(a)	119,550	44,828,859
Ambarella, Inc.(a)	22,500	1,079,775
Applied Materials, Inc.	77,500	11,680,025
AppLovin Corp. - Class A(a)	80,400	21,652,524
Arlo Technologies, Inc.(a)	2,689,310	26,435,917
ASML Holding N.V. - ADR	34,200	22,848,336
Aurora Innovation, Inc. - Class A(a)	3,195,540	23,135,710
Autodesk, Inc.(a)	37,700	10,339,225
Axcelis Technologies, Inc.(a)	778,366	38,124,367
Broadcom, Inc.	128,870	24,803,609
Credo Technology Group Holding Ltd.(a)	365,050	15,715,402
Crowdstrike Holdings, Inc. - Class A(a)	95,330	40,884,177
CyberArk Software Ltd.(a)	54,060	19,037,770
Dell Technologies, Inc. - Class C	71,170	6,530,559
Descartes Systems Group, Inc. (The)(a)	151,041	15,918,211
Docusign, Inc.(a)	206,300	16,865,025
Flex Ltd.(a)	3,882,480	133,324,363
FormFactor, Inc.(a)	750,305	21,113,583
Gitlab, Inc. - Class A(a)	165,700	7,733,219
Hewlett Packard Enterprise Co.	428,470	6,949,783
HP, Inc.	166,940	4,268,656
HubSpot, Inc.(a)	42,750	26,141,625
indie Semiconductor, Inc. - Class A(a)(b)	17,529,000	34,882,710
Intuit, Inc.	50,700	31,812,729
Jabil, Inc.	464,000	68,003,840
Jamf Holding Corp.(a)	25,000	289,250
Keysight Technologies, Inc.(a)	30,180	4,388,172
KLA Corp.	131,370	92,312,385
Marvell Technology, Inc.	170,800	9,969,596
MaxLinear, Inc.(a)	1,154,940	11,537,851
Micron Technology, Inc.	2,613,175	201,083,816
MongoDB, Inc.(a)	153,400	26,410,878
NetApp, Inc.	369,752	33,185,242
nLIGHT, Inc.(a)	183,903	1,417,892
Nutanix, Inc. - Class A(a)	778,505	53,483,293
NVIDIA Corp.	976,860	106,399,591
Okta, Inc. - Class A(a)	302,000	33,872,320
OneStream, Inc.(a)	29,700	635,580
OSI Systems, Inc.(a)	199,080	40,759,639
Palo Alto Networks, Inc.(a)	122,900	22,973,697
QUALCOMM, Inc.	174,323	25,879,993
Sandisk Corp.(a)	49,400	1,586,234
Trimble, Inc.(a)	448,790	27,887,811
Unity Software, Inc.(a)	33,700	710,059

The accompanying notes are an integral part of these financial statements.

7

PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Universal Display Corp.	624,659	$78,475,910
Western Digital Corp.(a)	173,000	7,587,780
Wolfspeed, Inc.(a)	1,500,000	5,325,000
Zoom Communications, Inc. - Class A(a)	370,200	28,705,308
		1,488,987,296
Materials - 0.8%
Albemarle Corp.	106,960	6,262,508
Ingevity Corp.(a)	54,500	1,797,410
Ivanhoe Electric, Inc.(a)	407,700	2,568,510
Ivanhoe Mines Ltd. - Class A - CAD(a)	2,750,600	24,421,401
Perimeter Solutions, Inc.(a)	1,220,452	12,363,179
		47,413,008
Real Estate - 0.1%
CoStar Group, Inc.(a)	51,000	3,782,670
EPR Properties	100,900	4,993,541
		8,776,211
TOTAL COMMON STOCKS (Cost $2,984,605,556)		5,484,157,842
RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29)(a)(c)(d)	349,922	356,921
Epizyme, Inc. - CVR (Expiration Date 1/1/28)(a)(c)(d)	10,344,756	206,895
Total Health Care		563,816
TOTAL RIGHTS (Cost $0)		563,816
SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 4.15%(e)	322,174,492	322,174,492
TOTAL SHORT-TERM INVESTMENTS (Cost $322,174,492)		322,174,492
TOTAL INVESTMENTS - 100.1% (Cost $3,306,780,048)		$5,806,896,149
Liabilities in Excess of Other Assets - (0.1)%		(4,367,098)
TOTAL NET ASSETS - 100.0%		$5,802,529,051

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.
ADR - American Depositary Receipt
CAD - Canadian Dollars
CHF - Swiss Francs
CVR - Contingent Value Rights
EUR - Euros
GBP - British Pound Sterling
(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $563,816 or 0.0% of net assets as of April 30, 2025. (Note 4)

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

8

PRIMECAP Odyssey Funds
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$2,111,415,775	$2,089,467,455	$2,907,098,669
Investments, at cost (affiliated)	—	80,147,536	399,681,379
Investments, at value (unaffiliated)	4,229,050,532	4,323,169,089	5,441,015,441
Investments, at value (affiliated)	—	99,112,753	365,880,708
Receivable for investments sold	5,989,276	2,472,584	5,841,952
Receivable for dividends and interest	6,634,177	6,346,112	2,217,581
Receivable for fund shares sold	1,093,736	227,876	258,740
Prepaid expenses and other assets	39,331	36,878	41,398
Total assets	4,242,807,052	4,431,365,292	5,815,255,820
LIABILITIES
Payable for investments purchased	27,795	—	33,959
Payable for fund shares repurchased	4,504,300	6,002,554	3,258,172
Payable to the advisor (Note 6)	6,133,358	6,495,184	8,368,650
Payable for shareholder servicing	721,885	703,430	861,518
Payable to custodian	9,314	9,371	9,398
Other accrued expenses and liabilities	191,102	199,573	195,072
Total liabilities	11,587,754	13,410,112	12,726,769
NET ASSETS	$ 4,231,219,298	$4,417,955,180	$5,802,529,051
Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	131,335,688	134,312,449	142,112,513
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$32.22	$32.89	$40.83
COMPONENTS OF NET ASSETS
Paid-in capital	$1,521,373,639	$1,342,859,779	$2,692,168,088
Total distributable earnings	2,709,845,659	3,075,095,401	3,110,360,963
Net assets	$ 4,231,219,298	$4,417,955,180	$5,802,529,051

The accompanying notes are an integral part of these financial statements.

9

PRIMECAP ODYSSEY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$37,314,267	$22,156,330	$11,831,219
Interest income	2,236,697	2,423,656	3,866,825
Total investment income	39,550,964	24,579,986	15,698,044
EXPENSES
Advisory fees (Note 6)	13,276,926	14,373,429	18,166,459
Shareholder servicing	2,200,137	2,153,083	2,578,275
Trustee fees	121,655	121,355	121,555
Custody	37,481	44,098	42,347
Other	518,670	558,499	589,378
Total expenses	16,154,869	17,250,464	21,498,014
Net investment income (loss)	23,396,095	7,329,522	(5,799,970)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	563,826,245	864,237,583	464,060,830
Investments (affiliated)	—	(819,011)	20,064,577
In-kind redemptions	32,107,518	—	179,807,236
Foreign currency transactions	(50,640)	(59,598)	23,307
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	(788,284,780)	(938,294,470)	(796,638,948)
Investments (affiliated)	—	27,578,068	(33,433,869)
Foreign currency translations	155,908	180,938	(45,371)
Net realized and unrealized loss on investments and foreign currency	(192,245,749)	(47,176,490)	(166,162,238)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (168,849,654)	$(39,846,968)	$(171,962,208)

(1)	Net of foreign taxes withheld of $1,027,206, $603,369, and $289,177, respectively.
The accompanying notes are an integral part of these financial statements.

10

PRIMECAP Odyssey Stock Fund
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025(1)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$23,396,095	$51,636,591
Net realized gain (loss) on:
Investments	563,826,245	858,471,255
In-kind redemptions	32,107,518	—
Foreign currency transactions	(50,640)	7,658
Change in unrealized appreciation/depreciation on:
Investments	(788,284,780)	549,632,038
Foreign currency translations	155,908	111,715
Net increase (decrease) in net assets resulting from operations	(168,849,654)	1,459,859,257
NET DISTRIBUTIONS TO SHAREHOLDERS	(784,117,635)	(543,292,220)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	147,655,868	365,296,780
Proceeds from reinvestment of distributions	754,809,512	520,727,056
Cost of shares repurchased	(947,429,144)	(1,804,771,265)
Net decrease from capital share transactions	(44,963,764)	(918,747,429)
Total decrease in net assets	(997,931,053)	(2,180,392)
NET ASSETS
Beginning of period	5,229,150,351	5,231,330,743
End of period	$4,231,219,298	$5,229,150,351
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	132,384,372	155,863,842
Shares sold	4,277,149	9,840,806
Shares issued on reinvestment of distributions	21,935,760	15,097,914
Shares repurchased	(27,261,593)	(48,418,190)
Decrease in capital shares	(1,048,684)	(23,479,470)
Shares outstanding, end of period	131,335,688	132,384,372

(1)	Unaudited
The accompanying notes are an integral part of these financial statements.

11

PRIMECAP Odyssey Growth Fund
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025(1)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$7,329,522	$27,047,470
Net realized gain (loss) on:
Investments	863,418,572	1,187,007,192
Foreign currency transactions	(59,598)	145
Change in unrealized appreciation/depreciation on:
Investments	(910,716,402)	403,155,588
Foreign currency translations	180,938	117,894
Net increase (decrease) in net assets resulting from operations	(39,846,968)	1,617,328,289
NET DISTRIBUTIONS TO SHAREHOLDERS	(985,053,931)	(831,948,160)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	127,024,117	321,730,178
Proceeds from reinvestment of distributions	936,022,032	797,037,283
Cost of shares repurchased	(1,465,386,647)	(2,333,864,632)
Net decrease from capital share transactions	(402,340,498)	(1,215,097,171)
Total decrease in net assets	(1,427,241,397)	(429,717,042)
NET ASSETS
Beginning of period	5,845,196,577	6,274,913,619
End of period	$4,417,955,180	$5,845,196,577
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	145,052,285	175,469,794
Shares sold	3,584,084	8,480,375
Shares issued on reinvestment of distributions	26,448,772	22,146,076
Shares repurchased	(40,772,692)	(61,043,960)
Decrease in capital shares	(10,739,836)	(30,417,509)
Shares outstanding, end of period	134,312,449	145,052,285

(1)	Unaudited
The accompanying notes are an integral part of these financial statements.

12

PRIMECAP Odyssey Aggressive Growth Fund
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025(1)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(5,799,970)	$1,159,970
Net realized gain on:
Investments	484,125,407	739,511,990
In-kind redemptions	179,807,236	—
Foreign currency transactions	23,307	40,229
Change in unrealized appreciation/depreciation on:
Investments	(830,072,817)	914,757,319
Foreign currency translations	(45,371)	50,547
Net increase (decrease) in net assets resulting from operations	(171,962,208)	1,655,520,055
NET DISTRIBUTIONS TO SHAREHOLDERS	(629,884,923)	(384,018,326)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	370,974,336	396,539,842
Proceeds from reinvestment of distributions	603,806,747	367,519,346
Cost of shares repurchased	(1,253,262,349)	(1,506,111,302)
Net decrease from capital share transactions	(278,481,266)	(742,052,114)
Total increase (decrease) in net assets	(1,080,328,397)	529,449,615
NET ASSETS
Beginning of period	6,882,857,448	6,353,407,833
End of period	$5,802,529,051	$6,882,857,448
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	148,747,622	165,450,352
Shares sold	8,563,977	9,092,025
Shares issued on reinvestment of distributions	13,200,847	8,686,347
Shares repurchased	(28,399,933)	(34,481,102)
Decrease in capital shares	(6,635,109)	(16,702,730)
Shares outstanding, end of period	142,112,513	148,747,622

(1)	Unaudited
The accompanying notes are an integral part of these financial statements.

13

PRIMECAP ODYSSEY STOCK FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

	Six Months Ended April 30, 2025(1)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$39.50	$33.56	$34.78	$42.97	$31.89	$34.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income(2)	0.17	0.35	0.40	0.35	0.27	0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(1.35)	9.15	2.25	(4.78)	13.57	(0.76)
Total from investment operations	(1.18)	9.50	2.65	(4.43)	13.84	(0.36)
LESS:
Dividends from net investment income	(0.37)	(0.43)	(0.41)	(0.28)	(0.48)	(0.47)
Distributions from net realized gain	(5.73)	(3.13)	(3.46)	(3.48)	(2.28)	(1.61)
Total distributions	(6.10)	(3.56)	(3.87)	(3.76)	(2.76)	(2.08)
Net asset value, end of period	$32.22	$39.50	$33.56	$34.78	$42.97	$31.89
Total return	(3.98)%(3)	29.83%	8.13%	(11.33)%	45.44%	(1.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$4,231.2	$5,229.2	$5,231.3	$5,799.1	$7,733.6	$6,244.6
Ratio of expenses to average net assets	0.67%(4)	0.67%	0.67%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	0.97%(4)	0.92%	1.15%	0.93%	0.67%	1.28%
Portfolio turnover rate	3%(3)(5)	3%	4%	4%	6%	8%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized
(5)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

PRIMECAP ODYSSEY GROWTH FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

	Six Months Ended April 30, 2025(1)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.30	$35.76	$36.70	$50.78	$40.31	$39.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income(2)	0.05	0.16	0.18	0.16	0.05	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)	9.26	3.04	(8.21)	15.72	2.57
Total from investment operations	(0.23)	9.42	3.22	(8.05)	15.77	2.73
LESS:
Dividends from net investment income	(0.18)	(0.19)	(0.21)	(0.05)	(0.17)	(0.20)
Distributions from net realized gain	(7.00)	(4.69)	(3.95)	(5.98)	(5.13)	(1.90)
Total distributions	(7.18)	(4.88)	(4.16)	(6.03)	(5.30)	(2.10)
Net asset value, end of period	$32.89	$40.30	$35.76	$36.70	$50.78	$40.31
Total return	(1.84)%(3)	27.97%	9.30%	(17.61)%	41.97%	6.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$4,418.0	$5,845.2	$6,274.9	$6,957.6	$10,168.5	$8,606.4
Ratio of expenses to average net assets	0.66%(4)	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.28%(4)	0.42%	0.48%	0.40%	0.10%	0.42%
Portfolio turnover rate	3%(3)	5%	7%	4%	7%	9%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized
The accompanying notes are an integral part of these financial statements.

15

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

	Six Months Ended April 30, 2025(1)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.27	$38.40	$38.92	$60.37	$48.07	$43.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)(2)	(0.04)	0.01	(0.03)	(0.09)	(0.22)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.04)	10.24	3.42	(15.51)	16.73	7.10
Total from investment operations	(1.08)	10.25	3.39	(15.60)	16.51	7.00
LESS:
Dividends from net investment income	(0.01)	(0.01)	—	—	—	—
Distributions from net realized gain	(4.35)	(2.37)	(3.91)	(5.85)	(4.21)	(2.39)
Total distributions	(4.36)	(2.38)	(3.91)	(5.85)	(4.21)	(2.39)
Net asset value, end of period	$40.83	$46.27	$38.40	$38.92	$60.37	$48.07
Total return	(3.34)%(3)	27.27%	9.01%	(28.21)%	35.53%	16.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$5,802.5	$6,882.9	$6,353.4	$6,931.1	$11,735.2	$9,571.4
Ratio of expenses to average net assets	0.65%(4)	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	(0.18)%(4)	0.02%	(0.09)%	(0.19)%	(0.39)%	(0.23)%
Portfolio turnover rate	2%(3)(5)	9%	5%	4%	9%	17%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized
(5)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2025 (Unaudited)
(1) Organization
PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund (the “Stock Fund”), PRIMECAP Odyssey Growth Fund (the “Growth Fund”), and PRIMECAP Odyssey Aggressive Growth Fund (the “Aggressive Growth Fund”) (each a “Fund” and collectively the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.
Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting.
(2) Significant Accounting Policies
The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.
A.
Security Valuation – Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Funds’ valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.
B.
Share Valuation – The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

C.
Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of

17

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)
exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.
D.
Federal Income Taxes – Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.
Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Funds did not incur any interest or penalties. As of April 30, 2025, open tax years include the tax years ended October 31, 2021 through October 31, 2024. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.
E.
Allocation of Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.
Security Transactions, Investment Income, and Distributions – Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.
Indemnification Obligations – Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

I.
New Accounting Pronouncement – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant

18

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)
segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Investment Advisor, which serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(3) Investment Transactions
The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2025 were as follows:

Fund	Purchases	Sales
Stock Fund	$142,389,602	$964,532,518(1)
Growth Fund	$178,004,164	$1,573,984,319
Aggressive Growth Fund	$157,128,017	$1,230,483,198(1)

(1)
Included in proceeds of PRIMECAP Odyssey Stock Fund’s and PRIMECAP Odyssey Aggressive Growth Fund’s sales are $46,307,580 and $203,403,309, respectively, representing the value of securities transferred in payment of redemptions in-kind.

(4) Valuation Measurements
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.
Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized. These inputs are summarized in the three broad levels below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

19

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2025. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stock Fund	Common Stocks(1)	$3,895,595,986	$212,234,524	$—	$4,107,830,510
	Short-Term Investments	121,220,022	—	—	121,220,022
	Total Investments	$4,016,816,008	$212,234,524	$—	$4,229,050,532
Growth Fund	Common Stocks(1)	$4,137,671,656	$168,141,666	$—	$4,305,813,322
	Rights(2)	—	—	479,146	479,146
	Short-Term Investments	115,989,374	—	—	115,989,374
	Total Investments	$4,253,661,030	$168,141,666	$479,146	$4,422,281,842
Aggressive Growth Fund	Common Stocks(1)	$5,427,795,800	$56,362,041	$—	$5,484,157,841
	Rights(2)	—	—	563,816	563,816
	Short-Term Investments	322,174,492	—	—	322,174,492
	Total Investments	$5,749,970,292	$56,362,041	$563,816	$5,806,896,149

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Health Care
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.
ABIOMED, Inc. - CVR (Expiration Date 12/31/29)

	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2024	$394,995	$356,921
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Balance at April 30, 2025	$394,995	$356,921

During the period ended April 30, 2025, the Funds determined the fair value of ABIOMED, Inc. (“ABIOMED”) contingent value rights (“CVR”) considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.
Epizyme, Inc. - CVR (Expiration Date 1/1/28)

	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2024	$84,151	$206,895
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Balance at April 30, 2025	$84,151	$206,895

20

PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)
During the period ended April 30, 2025, the Funds determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.
(5) Distribution to Shareholders
Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.
As of October 31, 2024, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$2,348,927,174	$2,734,434,577	$3,604,398,067
Gross tax unrealized appreciation	3,137,960,574	3,455,946,520	4,081,910,348
Gross tax unrealized depreciation	(252,269,692)	(338,784,514)	(799,229,328)
Net tax unrealized appreciation	2,885,690,882	3,117,162,006	3,282,681,020
Undistributed ordinary income	44,984,177	34,572,704	1,762,520
Undistributed long-term capital gain	732,137,889	948,261,590	627,764,554
Total distributable earnings	777,122,066	982,834,294	629,527,074
Other accumulated gain (loss)	—	—	—
Total accumulated gain	$3,662,812,948	$4,099,996,300	$3,912,208,094

(1)	At October 31, 2024 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.
Tax components of dividends paid during the six months ended April 30, 2025 and the year ended October 31, 2024 were as follows:

	April 30, 2025		October 31, 2024
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$51,978,763	$732,138,872	$72,271,893	$471,020,327
Growth Fund	$36,791,479	$948,262,452	$40,741,870	$791,206,290
Aggressive Growth Fund	$1,762,648	$628,122,275	$2,357,310	$381,661,016

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2024.
(6) Investment Advisory and Other Agreements
The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives an annual fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each Fund’s average daily assets, 0.55% on the next $9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion. For the six months ended April 30, 2025, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.

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PRIMECAP Odyssey Funds
Notes to Financial Statements
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)
(7) Other Affiliates
Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:
PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2025
Xometry, Inc. - Class A	$79,862,582	$163,688	$7,672,574	$ —	$(819,011)	$27,578,068	$99,112,753
Total	$79,862,582	$163,688	$7,672,574	$—	$(819,011)	$27,578,068	$99,112,753

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2025
indie Semiconductor, Inc. - Class A	$53,789,023	$4,616,707	$257,556	$ —	$(271,529)	$(22,993,935)	$34,882,710
Pulmonx Corp.	23,699,569	122,536	1,033,703	—	(6,398,839)	1,309,494	17,699,057
Rhythm Pharmaceuticals, Inc.	223,394,537	—	49,687,743	—	31,652,689	41,380,234	246,739,717
Xencor, Inc.	122,926,506	6,190,363	4,510,239	—	(4,917,744)	(53,129,662)	66,559,224
Total	$423,809,635	$10,929,606	$55,489,241	$—	$20,064,577	$(33,433,869)	$365,880,708

(8) Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $100 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 15% of the Fund’s gross market value. The interest rate on loans under the Loan Agreement equals the prime rate per annum, payable monthly. For the six months ended April 30, 2025, the Funds did not borrow under the Loan Agreement.
(9) Other Matters
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. The ultimate economic fallout from these disruptions and the long-term impact on economies, markets, industries, and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments and may negatively impact the value of each Fund’s investments and lead to losses.
(10) Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration information is included within the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officers and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed July 7, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 20, 2025

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 20, 2025

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	June 20, 2025

By	/s/ Julietta Martikyan
Julietta Martikyan, Chief Financial Officer
(Principal Financial Officer)

Date	June 20, 2025